Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
August 31, 2023
SUS-NPRT1-1023
1.9901906.102
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Entertainment - 1.8%
Netflix, Inc. (a)	879	381,205
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	3,468	472,238
Media - 2.2%
Comcast Corp. Class A	5,448	254,748
Interpublic Group of Companies, Inc.	5,788	188,747
		443,495
TOTAL COMMUNICATION SERVICES		1,296,938
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.7%
Aptiv PLC (a)	1,497	151,871
Automobiles - 1.0%
General Motors Co.	3,711	124,356
Tesla, Inc. (a)	327	84,392
		208,748
Broadline Retail - 2.0%
Amazon.com, Inc. (a)	2,985	411,960
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	4,804	210,655
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. Class A	1,430	291,019
Household Durables - 0.7%
Taylor Morrison Home Corp. (a)	3,126	148,172
Specialty Retail - 1.6%
Lowe's Companies, Inc.	1,388	319,906
Textiles, Apparel & Luxury Goods - 2.1%
LVMH Moet Hennessy Louis Vuitton SE	341	288,369
Tapestry, Inc.	4,006	133,480
		421,849
TOTAL CONSUMER DISCRETIONARY		2,164,180
CONSUMER STAPLES - 5.5%
Consumer Staples Distribution & Retail - 1.4%
Albertsons Companies, Inc.	8,347	186,973
Sprouts Farmers Market LLC (a)	2,723	111,071
		298,044
Food Products - 1.0%
Darling Ingredients, Inc. (a)	1,599	98,754
Nomad Foods Ltd. (a)	5,558	101,934
		200,688
Household Products - 2.2%
Procter & Gamble Co.	2,953	455,766
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	1,094	175,620
TOTAL CONSUMER STAPLES		1,130,118
ENERGY - 3.7%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	8,271	299,327
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	1,196	195,187
Equinor ASA	5,188	159,330
Occidental Petroleum Corp.	1,832	115,031
		469,548
TOTAL ENERGY		768,875
FINANCIALS - 11.3%
Banks - 1.6%
Bank of America Corp.	11,890	340,886
Capital Markets - 5.0%
BlackRock, Inc. Class A	329	230,478
Moody's Corp.	859	289,311
Northern Trust Corp.	3,311	251,868
State Street Corp.	3,916	269,186
		1,040,843
Consumer Finance - 1.4%
American Express Co.	1,788	282,486
Financial Services - 1.3%
MasterCard, Inc. Class A	640	264,090
Insurance - 2.0%
The Travelers Companies, Inc.	2,532	408,234
TOTAL FINANCIALS		2,336,539
HEALTH CARE - 13.3%
Biotechnology - 1.5%
Moderna, Inc. (a)	590	66,711
Vertex Pharmaceuticals, Inc. (a)	688	239,658
		306,369
Health Care Providers & Services - 3.8%
Centene Corp. (a)	2,942	181,374
Cigna Group	1,498	413,837
CVS Health Corp.	2,925	190,622
		785,833
Life Sciences Tools & Services - 3.6%
Danaher Corp.	1,814	480,710
ICON PLC (a)	1,040	270,338
		751,048
Pharmaceuticals - 4.4%
Merck & Co., Inc.	3,856	420,227
UCB SA	2,242	201,296
Zoetis, Inc. Class A	1,474	280,812
		902,335
TOTAL HEALTH CARE		2,745,585
INDUSTRIALS - 10.1%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	1,357	229,876
Building Products - 0.9%
Johnson Controls International PLC	3,258	192,417
Electrical Equipment - 2.8%
Acuity Brands, Inc.	1,165	187,891
Generac Holdings, Inc. (a)	775	92,078
Prysmian SpA	2,663	109,123
Regal Rexnord Corp.	1,112	180,355
		569,447
Machinery - 2.0%
Deere & Co.	481	197,662
Ingersoll Rand, Inc.	3,167	220,455
		418,117
Professional Services - 3.3%
KBR, Inc.	6,697	411,999
Manpower, Inc.	1,750	138,023
Verisk Analytics, Inc.	518	125,470
		675,492
TOTAL INDUSTRIALS		2,085,349
INFORMATION TECHNOLOGY - 28.8%
Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd. (a)	5,618	155,001
IT Services - 2.0%
Accenture PLC Class A	1,308	423,491
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc. (a)	2,088	220,743
NVIDIA Corp.	1,736	856,803
NXP Semiconductors NV	1,275	262,293
ON Semiconductor Corp. (a)	3,217	316,746
SolarEdge Technologies, Inc. (a)	525	85,349
		1,741,934
Software - 14.6%
Adobe, Inc. (a)	585	327,214
Intuit, Inc.	983	532,599
Microsoft Corp.	4,876	1,598,161
Salesforce, Inc. (a)	2,561	567,159
		3,025,133
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	3,279	616,026
TOTAL INFORMATION TECHNOLOGY		5,961,585
MATERIALS - 4.5%
Chemicals - 1.8%
Linde PLC	957	370,397
Containers & Packaging - 2.7%
Avery Dennison Corp.	1,840	346,619
Crown Holdings, Inc.	2,406	222,940
		569,559
TOTAL MATERIALS		939,956
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Prologis (REIT), Inc.	3,337	414,455
UTILITIES - 1.4%
Electric Utilities - 0.9%
NextEra Energy, Inc.	2,668	178,222
Water Utilities - 0.5%
American Water Works Co., Inc.	829	115,015
TOTAL UTILITIES		293,237
TOTAL COMMON STOCKS (Cost $18,593,862)		20,136,817

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (a)(b)(c) (Cost $32,287)	37	40,932

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d) (Cost $686,889)	686,752	686,889

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $19,313,038)	20,864,638
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(178,735)
NET ASSETS - 100.0%	20,685,903

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,932 or 0.2% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	431,383	2,350,944	2,095,438	8,028	-	-	686,889	0.0%
Total	431,383	2,350,944	2,095,438	8,028	-	-	686,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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